Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Summary of Stock Option Activity

The following table summarizes the Company’s stock option activity during the six months ended June 30, 2022:

		Weighted-	Weighted-
		Average	Average
		Exercise	Remaining	Aggregate
	Number of	Price per	Contractual	Intrinsic Value
	Options	Share	Term (Years)	(in thousands)
Outstanding at December 31, 2021	4,889,820	$10.39	6.17	$54,449
Retroactive application of reverse recapitalization	7,784,666	(6.38)
Adjusted and Outstanding at December 31, 2021	12,674,486	$4.01	6.17	$54,449
Granted	2,658,185	$3.35
Exercised	(162,064)	$0.68
Forfeited - unvested	(17,281)	$5.56
Forfeited - vested	(63,718)	$4.31
Expired	(456,534)	$1.23
Outstanding at June 30, 2022	14,633,074	$4.01	6.66	$840
Exercisable at June 30, 2022	9,780,237	$3.81	5.43	$840
Vested and Expected to Vest at June 30, 2022	14,633,074	$4.01	6.66	$840

Schedule of Grant Date Fair Value of Options Issued Using Black-Scholes Weighted Average Assumptions

The fair value of each option issued was estimated at the date of grant using Black-Scholes with the following weighted-average assumptions:

Six Month
Ended
June 30, 2022
Market price of common stock	$3.35
Expected volatility	72.4%
Expected term (in years)	6.1
Risk-free interest rate	1.7%
Expected dividend yield	0.0%

Gelesis
Summary of Stock Option Activity

		Weighted-	Weighted-
		Average	Average
		Exercise	Remaining	Aggregate
	Number of	Price per	Contractual	Intrinsic Value
	Options	Share	Term (Years)	(in thousands)
Outstanding at December 31, 2020	5,034,858	$9.26	6.12	$14,742
Granted	518,684	18.52
Exercised	(255,062)	0.57		5,304
Forfeited	(68,090)	10.98
Expired	(340,570)	1.49
Outstanding at December 31, 2021	4,889,820	$10.39	6.17	$54,449
Exercisable at December 31, 2021	3,704,417	$9.21	5.28	$45,211
Nonvested at December 31, 2021	1,185,403	$14.10	8.95	$9,238

Schedule of stock-based compensation expense

	Year ended
	December 31,
	2021	2020
Research and development	$1,565	$1,960
General and administrative	3,967	2,848
Total	$5,532	$4,808

Schedule of Grant Date Fair Value of Options Issued Using Black-Scholes Weighted Average Assumptions

	Year ended
	December 31,
	2021	2020
Fair value of common stock	$20.02	$11.18
Expected volatility	60.1%	63.6%
Expected term (in years)	5.8	5.8
Risk-free interest rate	1.1%	0.2%
Expected dividend yield	0.0%	0.0%